TAXATION (Tables)	12 Months Ended
Dec. 31, 2014
TAXATION [Abstract]
Schedule of Earnings Before Income Taxes
	For the year ended December 31
	2012	2013	2014
	RMB	RMB	RMB
Cayman Islands	(136,614,196)	(252,710,798)	73,497,948
PRC	(1,191,201,484)	334,511,152	695,671,595
Other countries	(224,901,695)	151,838,949	(186,855,933)
Income/(Loss) before income taxes	(1,552,717,375)	233,639,303	582,313,610

Schedule of Current and Deferred Income Taxes
	For the year ended December 31
	2012	2013	2014
	RMB	RMB	RMB
Current income tax (expense)/benefit
PRC	7,561,393	(17,468,843)	(28,703,637)
Other countries	838,169	(153,468)	(7,722,360)
Total current income tax (expense)/benefit	8,399,562	(17,622,311)	(36,425,997)
Deferred tax (expense)/benefit	518,086	(910,065)	170,760,020
Income tax (expense)/benefit	8,917,648	(18,532,376)	134,334,023

Schedule of Income Tax Rate Reconciliation
	For the year ended December 31
	2012	2013	2014
	%	%	%
Statutory CIT rate	(25.0)	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	0.3	1.2	1.1
—Change in fair value of convertible senior notes and capped call options	1.6	22.8	(2.8)
—Accrued payroll and welfare expenses	0.8	2.2	0.4
—Change of enacted tax rate (1)	(7.5)	43.8	(9.2)
—Effect of prior year tax difference (2)	(0.6)	-	(1.5)
—Other non-deductible expenses	0.8	1.6	6.4
Difference in tax rate of a subsidiary outside the PRC	0.9	3.4	0.7
Effect of tax holiday for subsidiaries	6.9	(5.8)	(14.6)
Change in valuation allowance	21.2	(86.3)	(28.6)
Effective CIT rate	(0.6)	7.9	(23.1)

Schedule of Aggregate Amount and Per Share Effect of Reduction of CIT
	For the year ended December 31
	2012	2013	2014
	RMB	RMB	RMB
The aggregate amount of effect	-	25,853,541	85,570,052
Per share effect—basic	-	0.27	0.70
Per share effect—diluted	-	0.27	0.56

Schedule of Current Deferred Tax Assets
	For the year ended December 31
	2013	2014
	RMB	RMB
Net operating losses	-	209,731
Provision for inventories, accounts receivable, other receivable	59,362,637	65,697,562
Change in fair value of forward contracts	(5,270,148)	(4,422,965)
Accrued warranty costs	5,923,185	9,320,959
Accrued interest	503,377	389,575
Other temporary differences	5,283,025	10,991,820
Total deferred tax assets	65,802,076	82,186,682
Less: Valuation allowance	(65,802,076)	(4,624,641)
Deferred tax assets—current, net	-	77,562,041

Other temporary differences	-	(6,187,087)
Deferred tax liabilities—current, net	-	(6,187,087)

Schedule of Noncurrent Deferred Tax Assets
	For the year ended December 31
	2013	2014
	RMB	RMB
Net operating losses	39,762,082	71,314,107
Accrued warranty costs	25,977,871	55,178,012
Timing difference for project assets, property, plant and equipment	41,045,290	33,296,577
Provision for advance to suppliers to be utilized beyond one year*	34,158,957	-
Provision of prepayment for purchase of property, plant and equipment*	6,629,065	-
Timing difference for revenue recognition of retainage contract	25,442,086	13,267,698
Other temporary differences	3,300,328	(279,551)
Total deferred tax assets	176,315,679	172,776,843
Less: Valuation allowance	(176,315,679)	(70,652,937)
Deferred tax assets—non-current, net	-	102,123,906

Other temporary differences	-	(2,572,785)
Deferred tax liabilities—non-current, net	-	(2,572,785)

Schedule of Movement of Valuation Allowances
	For the year ended December 31
	2012	2013	2014
	RMB	RMB	RMB
At beginning of year	(73,967,071)	(402,860,548)	(242,117,755)
Current year additions	(329,813,147)	(21,347,390)	(55,339,194)
Utilization and reversal of valuation allowances	919,670	182,090,183	222,179,371
At end of year	(402,860,548)	(242,117,755)	(75,277,578)